Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	DHT HOLDINGS, INC.
Entity Central Index Key	0001331284
Current Fiscal Year End Date	--12-31